EXPLORATION AND EVALUATION PROPERTIES - Rollforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Changes in property, plant and equipment
At beginning of period	$ 181,993
At end of period	181,948	$ 181,993
Mining property
Changes in property, plant and equipment
At beginning of period	181,993	170,000
Acquisition of Contact Gold Corp.		12,203
Farm out proceeds	(45)	(210)
At end of period	181,948	181,993
Cerro Quema | Mining property
Changes in property, plant and equipment
At beginning of period	10,000	10,000
At end of period	10,000	10,000
South Railroad and Lewis | Mining property
Changes in property, plant and equipment
At beginning of period	171,993	160,000
Acquisition of Contact Gold Corp.		12,203
Farm out proceeds	(45)	(210)
At end of period	$ 171,948	$ 171,993